DEBT (Tables)	3 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Schedule of Short-term Borrowings, Bank Overdrafts and Long-term Debt
Short-term borrowings, bank overdrafts and long-term debt consisted of the following:

	March 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Revolving Credit Facility	$231,889	$183,909
Term Loan A and Term Loan B	820,650	823,875
Vessel financing loans	85,801	89,479
Other long-term financing arrangements	40,546	41,483
Other revolving credit facilities, at a weighted average interest rate of 6.4% as of March 31, 2023 (4.8% as of December 31, 2022)	78,001	73,999
Bank overdrafts	11,898	8,623
Finance lease obligations, at a weighted average interest rate of 3.9% as of March 31, 2023 (3.7% as of December 31, 2022)	29,149	29,885
	1,297,934	1,251,253
Unamortized debt discounts and debt issuance costs	(17,000)	(17,874)
	1,280,934	1,233,379
Current maturities, net of unamortized debt discounts and debt issuance costs	(255,052)	(97,435)
Bank overdrafts	(11,898)	(8,623)
Long-term debt, net	$1,013,984	$1,127,321